Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	18,630,000
Proposed Maximum Offering Price per Unit	43.00
Maximum Aggregate Offering Price	$ 801,090,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,646.88
Offering Note	(1) Includes the aggregate offering price of 2,430,000 shares that the underwriters have the option to purchase. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.